Mezzanine and Stockholders’ Equity - Schedule of Warrants to Acquire Common Stock (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	May 03, 2025	May 02, 2025
Schedule of Warrants to Acquire Common stock [Line Items]
Balance Sheet Classification	37,377,000
Investor Public Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Exercise Price (in Dollars per share)	$ 11.5
Balance Sheet Classification	12,369,000
Investor Private Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Exercise Price (in Dollars per share)	$ 11.5
Balance Sheet Classification	6,000,000
Series A Investor Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Exercise Price (in Dollars per share)	$ 7	$ 7	$ 12
Balance Sheet Classification	6,130,000
Common Stock warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	10,714,000
Exercise Price (in Dollars per share)	$ 7
Balance Sheet Classification	10,714,000
Prefunded warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	2,164,000
Exercise Price (in Dollars per share)	$ 0.0001
Balance Sheet Classification	2,164,000
Common Stock Shares [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	8,550,000